Notes Payable (Narrative) (Details) (USD $)	9 Months Ended		3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jan. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%
Debt Instrument, Face Amount	$ 1,793,000		$ 1,793,000
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	2,234,240		2,234,240
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50		$ 0.50
Interest Expense, Debt	826,900
Proceeds from Notes Payable	615,000	0
7% Bridge Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%		7.00%
Debt Instrument, Face Amount	615,000		615,000
Debt Instrument, Maturity Date, Description	the Company may elect to extend the maturity date of the notes to January 1, 2016 by providing written notice to the note holders and a warrant to purchase a number of shares of the Companys common stock equal to (a) the then outstanding principal balance of the note, divided by (b) $0.50 multiplied by 125%.
Percentage Of Net Cash Proceeds Received During Each Month From Issuance Of Debt	25.00%
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	1,537,500		1,537,500
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50		$ 0.50
Warrants Not Settleable in Cash, Fair Value Disclosure	312,700		312,700
Interest Expense, Debt	38,100		38,100
Subsequent Event [Member]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights				2,162,500
Subsequent Event [Member] | 7% Bridge Notes [Member]
Proceeds from Notes Payable				250,000
Repayments of Notes Payable				$ 113,475
Convertible Preferred Stock [Member] | 7% Bridge Notes [Member]
Percentage Of Net Cash Proceeds Received During Each Month From Issuance Of Debt	25.00%